INCOME TAXES (Details 2) - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Income Tax Disclosure [Abstract]
U.S. operations			$ 1,488,351	$ 425,639
Foreign operations			297,107	137,323
Total	$ 238,824	$ 766,325	1,785,458	562,962
Current:
Federal			1,426,303	274,229
States			122,052	64,861
Foreign			256,195	179,709
Total current			1,804,550	518,799
Deferred:
Federal			(56,397)	94,273
States			(3,607)	(7,723)
Foreign			40,912	(42,387)
Total deferred			$ (19,092)	$ 44,163